Investment and Mortgage-Backed Securities, Available for Sale (Schedule of AFS Securities, Contractual Maturities) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 18,237
One – Five Years, Amortized Cost	6,314,205
Five – Ten Years, Amortized Cost	57,236,558
After Ten Years, Amortized Cost	147,769,992
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	408,695,280	$ 386,141,513
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	408,695,280
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	18,134
One – Five Years, Fair Value	6,342,172
Five – Ten Years, Fair Value	57,209,659
After Ten Years, Fair Value	150,636,868
Available-for-sale Securities, Fair Value Disclosure	414,644,840	$ 386,100,837
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	$ 414,644,840